FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     March 31, 2009"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska May 11, 2009"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     13

"Form 13F Information Table Value Total:     $ 93,764 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
ISHARES MSCI EAFE		COM	464287465	3665		97504	SOLE	N/A	97504						97504
ISHARES RUSSELL 2000		COM	464287655	1464		34825	SOLE	N/A	34825						34825
ISHARES RUSSELL MIDCAP		COM	464287499	1894		35075	SOLE	N/A	35075						35075
ISHARES RUSSELL	3000		COM	464287689	3494		35075	SOLE	N/A	35075						76175
ISHARES S&P 500 INDEX FUND	COM	464287200	1624		20403	SOLE	N/A	20403						20403
ISHARES S&P MIDCAP 400		COM	464287507	10437		214462	SOLE	N/A	214462						214462
ISHARES S&P SMALLCAP 600 	COM	464287804	1946		53496	SOLE	N/A	53496					53496
S & P 400 MIDCAP DEP ETF	COM	595635103	354		4000	SOLE	N/A	4000					4000
S & P 500 DEPOSITARY ETF	COM	78462F103	26926		338614	SOLE	N/A	338614					338614
VANGUARD EMERGING MKT ETF	COM	922042858	4986		211665	SOLE	N/A	211665					211665
VANGUARD EUROPE ETF		COM	921943858	14109		613196	SOLE	N/A	613196							613196
VANGUARD REIT ETF		COM	922908553	10367		427007	SOLE	N/A	427007							427007
VANGUARD BOND MKT ETF		COM	921937835	12491		161913	SOLE	N/A	161913							161913